THE ALGER ETF TRUST
QUARTERLY REPORT
March 31, 2026 (UNAUDITED)

THE ALGER ETF TRUST | ALGER 35 ETF
Schedule of Investments March 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.1%
APPLICATION SOFTWARE—4.9%
Anthropic, PBC(a),*,@	7,251	$ 1,878,998
AppLovin Corp., Cl. A*	9,313	3,706,574

		5,585,572
ASSET MANAGEMENT & CUSTODY BANKS—1.8%
Blackstone, Inc.	18,282	2,102,247
BIOTECHNOLOGY—3.7%
Forte Biosciences, Inc.*	38,013	984,537
Natera, Inc.*	16,573	3,314,434

		4,298,971
BROADLINE RETAIL—8.8%
Amazon.com, Inc.*	36,602	7,623,099
MercadoLibre, Inc.*	1,420	2,455,208

		10,078,307
ELECTRICAL COMPONENTS & EQUIPMENT—1.6%
Enovix Corp.*	356,880	1,848,639
HEALTH CARE DISTRIBUTORS—2.7%
McKesson Corp.	3,595	3,110,969
HEALTHCARE EQUIPMENT—2.1%
Intuitive Surgical, Inc.*	5,317	2,451,084
HEALTHCARE FACILITIES—1.5%
Tenet Healthcare Corp.*	9,227	1,741,227
HEALTHCARE TECHNOLOGY—0.8%
Veeva Systems, Inc., Cl. A*	5,340	938,025
HEAVY ELECTRICAL EQUIPMENT—3.4%
GE Vernova, Inc.	4,405	3,845,125
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—3.1%
Talen Energy Corp.*	11,275	3,599,318
INTERACTIVE MEDIA & SERVICES—11.5%
Alphabet, Inc., Cl. A	35,351	10,165,534
Meta Platforms, Inc., Cl. A	5,410	3,095,223

		13,260,757
INTERNET SERVICES & INFRASTRUCTURE—3.8%
MongoDB, Inc., Cl. A*	4,105	1,004,781
Okta, Inc., Cl. A*	14,515	1,142,476
Twilio, Inc., Cl. A*	17,504	2,202,353

		4,349,610
INVESTMENT BANKING & BROKERAGE—2.0%
Goldman Sachs Group, Inc.	2,678	2,265,561
MOVIES & ENTERTAINMENT—5.8%
Netflix, Inc.*	32,815	3,155,162
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER 35 ETF
Schedule of Investments March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—99.1% (CONT.)
MOVIES & ENTERTAINMENT—5.8% (CONT.)
Roku, Inc., Cl. A*	12,506	$ 1,183,318
Spotify Technology SA*	4,665	2,262,105

		6,600,585
PHARMACEUTICALS—5.8%
Eli Lilly & Co.	2,434	2,238,720
Johnson & Johnson	18,080	4,419,475

		6,658,195
SEMICONDUCTORS—19.1%
Astera Labs, Inc.*	16,190	1,774,424
NVIDIA Corp.	88,177	15,378,069
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	14,252	4,816,463

		21,968,956
SYSTEMS SOFTWARE—11.7%
Microsoft Corp.	17,651	6,533,871
Nebius Group NV, Cl. A*	66,008	6,848,990

		13,382,861
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.1%
Western Digital Corp.	13,296	3,596,435
TRADING COMPANIES & DISTRIBUTORS—1.9%
QXO, Inc.*	113,184	2,198,033
TOTAL COMMON STOCKS (Cost $109,373,436)		113,880,477
PREFERRED STOCKS—0.5%
APPLICATION SOFTWARE—0.5%
OpenAI Group, PBC Series C(a),*,@	842	579,032
(Cost $579,032)		579,032
SPECIAL PURPOSE VEHICLES—0.1%
APPLICATION SOFTWARE—0.1%
2026 VDC LP(a),*,@		119,019
TOTAL SPECIAL PURPOSE VEHICLES (Cost $120,604)		119,019

Total Investments (Cost $110,073,072)	99.7%	$114,578,528
Unaffiliated Securities (Cost $110,073,072)		114,578,528
Other Assets in Excess of Liabilities	0.3%	346,529
NET ASSETS	100.0%	$114,925,057

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER 35 ETF
Schedule of Investments March 31, 2026 (Unaudited) (Continued)

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 3/31/2026
2026 VDC LP	3/2/26-3/31/26	$120,604	$119,019	0.1%
Anthropic, PBC	3/31/26	1,878,998	1,878,998	1.7%
OpenAI Group, PBC Series C	3/31/26	579,032	579,032	0.5%
Total		$2,578,634	$2,577,049	2.3%
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF
Schedule of Investments March 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—88.1%
AEROSPACE & DEFENSE—12.9%
Axon Enterprise, Inc.*	8,159	$ 3,465,046
FTAI Aviation Ltd.	18,441	4,518,045
HEICO Corp., Cl. A	20,047	4,231,721
Karman Holdings, Inc.*	37,616	3,011,161

		15,225,973
APPLICATION SOFTWARE—3.1%
Palantir Technologies, Inc., Cl. A*	6,710	981,539
Synopsys, Inc.*	6,629	2,628,266

		3,609,805
BIOTECHNOLOGY—13.9%
Abivax SA ADR*	14,520	1,616,802
Arrowhead Pharmaceuticals, Inc.*	53,829	3,375,078
Biogen, Inc.*	21,382	3,919,962
Cogent Biosciences, Inc.*	61,396	2,363,132
Dianthus Therapeutics, Inc.*	8,793	737,909
Insmed, Inc.*	19,827	3,242,111
Vaxcyte, Inc.*	20,583	1,196,078

		16,451,072
BUILDING PRODUCTS—3.4%
Modine Manufacturing Co.*	18,724	4,057,678
CARGO GROUND TRANSPORTATION—1.2%
Old Dominion Freight Line, Inc.	7,000	1,367,800
CONSTRUCTION & ENGINEERING—3.3%
Comfort Systems USA, Inc.	2,822	3,891,510
ELECTRICAL COMPONENTS & EQUIPMENT—4.1%
Vertiv Holdings Co., Cl. A	19,275	4,829,930
ELECTRONIC COMPONENTS—3.1%
Amphenol Corp., Cl. A	18,580	2,347,583
Coherent Corp.*	5,583	1,329,926

		3,677,509
ELECTRONIC MANUFACTURING SERVICES—2.4%
Flex Ltd.*	43,030	2,816,744
ENVIRONMENTAL & FACILITIES SERVICES—2.0%
GFL Environmental, Inc.	55,988	2,335,819
HEALTH CARE DISTRIBUTORS—2.4%
Cardinal Health, Inc.	13,438	2,839,584
HEALTHCARE EQUIPMENT—2.6%
Dexcom, Inc.*	16,752	1,052,026
IDEXX Laboratories, Inc.*	3,627	2,037,975

		3,090,001
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF
Schedule of Investments March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—88.1% (CONT.)
HEALTHCARE SERVICES—2.5%
Guardant Health, Inc.*	31,388	$ 2,899,310
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.7%
Vistra Corp.	13,483	2,026,899
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—2.5%
RBC Bearings, Inc.*	5,356	2,908,951
INTERACTIVE MEDIA & SERVICES—1.3%
Reddit, Inc., Cl. A*	11,671	1,571,500
INTERNET SERVICES & INFRASTRUCTURE—3.4%
Cloudflare, Inc., Cl. A*	19,736	4,072,326
LIFE SCIENCES TOOLS & SERVICES—2.7%
Repligen Corp.*	27,384	3,226,383
MOVIES & ENTERTAINMENT—6.0%
Liberty Media Corp. Series C Liberty Formula One*	54,494	4,633,080
Roku, Inc., Cl. A*	13,536	1,280,776
Spotify Technology SA*	2,491	1,207,911

		7,121,767
OIL & GAS EXPLORATION & PRODUCTION—5.8%
Magnolia Oil & Gas Corp., Cl. A	113,835	3,593,771
Viper Energy, Inc.	69,980	3,288,360

		6,882,131
PHARMACEUTICALS—1.3%
Teva Pharmaceutical Industries Ltd. ADR*	51,369	1,547,234
SEMICONDUCTORS—3.1%
Astera Labs, Inc.*	12,742	1,396,523
Monolithic Power Systems, Inc.	2,079	2,273,075

		3,669,598
SYSTEMS SOFTWARE—1.8%
Nebius Group NV, Cl. A*	20,616	2,139,116
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.6%
Western Digital Corp.	6,823	1,845,553
TOTAL COMMON STOCKS (Cost $99,624,108)		104,104,193
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF
Schedule of Investments March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—11.4%
MONEY MARKET FUNDS—11.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(a)	13,407,954	$ 13,407,954
(Cost $13,407,954)		13,407,954

Total Investments (Cost $113,032,062)	99.5%	$117,512,147
Unaffiliated Securities (Cost $113,032,062)		117,512,147
Other Assets in Excess of Liabilities	0.5%	584,467
NET ASSETS	100.0%	$118,096,614

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of March 31, 2026.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER CONCENTRATED EQUITY ETF
Schedule of Investments March 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.9%
AEROSPACE & DEFENSE—2.2%
HEICO Corp., Cl. A	40,329	$ 8,513,049
APPLICATION SOFTWARE—7.1%
Anthropic, PBC(a),*,@	43,059	17,005,308
AppLovin Corp., Cl. A*	26,143	10,404,914

		27,410,222
AUTOMOBILE MANUFACTURERS—3.9%
Tesla, Inc.*	40,344	14,997,882
BIOTECHNOLOGY—1.4%
Natera, Inc.*	28,098	5,619,319
BROADLINE RETAIL—9.2%
Amazon.com, Inc.*	123,529	25,727,385
MercadoLibre, Inc.*	1,779	3,075,926
Sea Ltd., Cl. A ADR*	83,203	6,890,041

		35,693,352
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—0.7%
Rocket Cos., Inc., Cl. A	184,743	2,632,588
CONSUMER FINANCE—0.9%
Figure Technology Solutions, Inc., Cl. A*	105,143	3,569,605
ELECTRIC UTILITIES—1.3%
Constellation Energy Corp.	18,449	5,151,883
ENVIRONMENTAL & FACILITIES SERVICES—2.6%
GFL Environmental, Inc.	244,698	10,208,800
HEALTHCARE EQUIPMENT—1.2%
Intuitive Surgical, Inc.*	9,918	4,572,099
HEAVY ELECTRICAL EQUIPMENT—2.9%
GE Vernova, Inc.	13,125	11,456,812
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.4%
Talen Energy Corp.*	16,543	5,281,022
INTERACTIVE MEDIA & SERVICES—8.7%
Alphabet, Inc., Cl. C	78,014	22,379,096
Meta Platforms, Inc., Cl. A	19,768	11,309,866

		33,688,962
MOVIES & ENTERTAINMENT—0.6%
Netflix, Inc.*	26,429	2,541,148
PHARMACEUTICALS—1.8%
Eli Lilly & Co.	7,566	6,958,980
SEMICONDUCTORS—27.5%
Astera Labs, Inc.*	70,071	7,679,782
Broadcom, Inc.	61,066	18,900,538
NVIDIA Corp.	331,590	57,829,296
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER CONCENTRATED EQUITY ETF
Schedule of Investments March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.9% (CONT.)
SEMICONDUCTORS—27.5% (CONT.)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	66,471	$ 22,463,874

		106,873,490
SYSTEMS SOFTWARE—13.4%
Microsoft Corp.	85,334	31,588,087
Nebius Group NV, Cl. A*	196,244	20,362,277

		51,950,364
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.1%
Apple, Inc.	74,627	18,939,586
Western Digital Corp.	47,013	12,716,547

		31,656,133
TRADING COMPANIES & DISTRIBUTORS—4.0%
QXO, Inc.*	793,952	15,418,548
TOTAL COMMON STOCKS (Cost $397,050,909)		384,194,258
SPECIAL PURPOSE VEHICLES—0.3%
APPLICATION SOFTWARE—0.3%
2026 VDC LP(a),*,@		1,086,948
TOTAL SPECIAL PURPOSE VEHICLES (Cost $1,101,422)		1,086,948
SHORT-TERM SECURITIES—5.1%
MONEY MARKET FUNDS—5.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(b)	19,763,318	19,763,318
(Cost $19,763,318)		19,763,318

Total Investments (Cost $417,915,649)	104.3%	$405,044,524
Unaffiliated Securities (Cost $417,915,649)		405,044,524
Liabilities in Excess of Other Assets	(4.3)%	(16,617,431)
NET ASSETS	100.0%	$388,427,093

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of March 31, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER CONCENTRATED EQUITY ETF
Schedule of Investments March 31, 2026 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 3/31/2026
2026 VDC LP	3/2/26-3/31/26	$1,101,422	$1,086,948	0.3%
Anthropic, PBC	3/31/26	17,005,308	17,005,308	4.4%
Total		$18,106,730	$18,092,256	4.7%
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER AI ENABLERS & ADOPTERS ETF
Schedule of Investments March 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—90.9%
AIR FREIGHT & LOGISTICS—0.2%
C.H. Robinson Worldwide, Inc.	3,192	$ 530,095
APPLICATION SOFTWARE—5.7%
Anthropic, PBC(a),*,@	22,382	5,799,991
AppLovin Corp., Cl. A*	11,248	4,476,704
Cadence Design Systems, Inc.*	3,916	1,088,139
IREN Ltd.*	42,132	1,444,285
Palantir Technologies, Inc., Cl. A*	20,788	3,040,868

		15,849,987
AUTOMOBILE MANUFACTURERS—2.9%
Tesla, Inc.*	21,658	8,051,361
AUTOMOTIVE RETAIL—0.1%
Carvana Co.*	588	184,855
BIOTECHNOLOGY—1.4%
Natera, Inc.*	18,973	3,794,410
BROADLINE RETAIL—9.2%
Amazon.com, Inc.*	85,029	17,708,990
MercadoLibre, Inc.*	1,589	2,747,413
Sea Ltd., Cl. A ADR*	61,704	5,109,708

		25,566,111
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—0.9%
Rocket Cos., Inc., Cl. A	185,625	2,645,156
COMMUNICATIONS EQUIPMENT—0.9%
Arista Networks, Inc.*	20,194	2,479,419
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.4%
Caterpillar, Inc.	1,590	1,126,451
CONSUMER FINANCE—0.9%
Figure Technology Solutions, Inc., Cl. A*	71,737	2,435,471
DIVERSIFIED BANKS—0.1%
JPMorgan Chase & Co.	792	232,975
ELECTRIC UTILITIES—0.7%
Constellation Energy Corp.	9	2,513
NRG Energy, Inc.	13,719	2,004,895

		2,007,408
ELECTRICAL COMPONENTS & EQUIPMENT—0.6%
Eaton Corp. PLC	4,439	1,587,697
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.5%
Mirion Technologies, Inc., Cl. A*	72,498	1,347,738
HEALTHCARE EQUIPMENT—0.8%
Intuitive Surgical, Inc.*	4,705	2,168,958
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER AI ENABLERS & ADOPTERS ETF
Schedule of Investments March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—90.9% (CONT.)
HEALTHCARE TECHNOLOGY—0.2%
Veeva Systems, Inc., Cl. A*	3,023	$ 531,020
HEAVY ELECTRICAL EQUIPMENT—1.5%
GE Vernova, Inc.	4,789	4,180,318
HOUSEHOLD APPLIANCES—0.4%
SharkNinja, Inc.*	11,473	1,214,991
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.1%
Talen Energy Corp.*	9,820	3,134,839
INTERACTIVE MEDIA & SERVICES—9.2%
Alphabet, Inc., Cl. C	51,922	14,894,345
Meta Platforms, Inc., Cl. A	18,969	10,852,734

		25,747,079
INTERNET SERVICES & INFRASTRUCTURE—2.0%
Cloudflare, Inc., Cl. A*	5,755	1,187,487
MongoDB, Inc., Cl. A*	5,313	1,300,463
Okta, Inc., Cl. A*	4,415	347,505
Shopify, Inc., Cl. A*	16,046	1,903,376
Twilio, Inc., Cl. A*	5,896	741,835

		5,480,666
INVESTMENT BANKING & BROKERAGE—0.4%
Robinhood Markets, Inc., Cl. A*	15,622	1,082,605
MANAGED HEALTHCARE—0.4%
UnitedHealth Group, Inc.	4,601	1,244,985
MOVIES & ENTERTAINMENT—1.6%
Netflix, Inc.*	15,364	1,477,249
Roku, Inc., Cl. A*	24,962	2,361,904
Spotify Technology SA*	1,328	643,961

		4,483,114
OTHER SPECIALTY RETAIL—0.0%
Warby Parker, Inc., Cl. A*	3,667	77,264
SEMICONDUCTORS—27.1%
Astera Labs, Inc.*	37,541	4,114,493
Broadcom, Inc.	40,063	12,399,899
Micron Technology, Inc.	4,877	1,647,646
NVIDIA Corp.	234,242	40,851,805
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	48,361	16,343,600

		75,357,443
SYSTEMS SOFTWARE—11.7%
Microsoft Corp.	51,330	19,000,826
Nebius Group NV, Cl. A*	130,625	13,553,650

		32,554,476
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER AI ENABLERS & ADOPTERS ETF
Schedule of Investments March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—90.9% (CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—10.0%
Apple, Inc.	35,845	$ 9,097,103
Dell Technologies, Inc., Cl. C	6,531	1,071,933
Sandisk Corp.*	1,850	1,175,379
Seagate Technology Holdings PLC	8,176	3,203,030
Western Digital Corp.	49,701	13,443,623

		27,991,068
TOTAL COMMON STOCKS (Cost $255,022,058)		253,087,960
PREFERRED STOCKS—4.3%
APPLICATION SOFTWARE—3.4%
Databricks, Inc., Series J(a),*,@	5,152	885,783
Databricks, Inc., Series K(a),*,@	31,506	5,416,826
Databricks, Inc., Series L(a),*,@	7,931	1,363,577
SB Technology, Inc., Series E(a),*,@	51,208	1,842,976

		9,509,162
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.9%
Apptronik, Inc., Series A-X1(a),*,@	28,450	1,051,717
Figure AI, Inc., Series C(a),*,@	6,962	1,360,375

		2,412,092
TOTAL PREFERRED STOCKS (Cost $9,999,471)		11,921,254
SPECIAL PURPOSE VEHICLES—2.7%
APPLICATION SOFTWARE—2.7%
2026 VDC LP(a),*,@		587,661
Disruptive Technology Solutions LI, LLC(a),*,@		6,895,476
(Cost $4,238,146)		7,483,137
SHORT-TERM SECURITIES—2.9%
MONEY MARKET FUNDS—2.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(b)	8,050,116	8,050,116
(Cost $8,050,116)		8,050,116

Total Investments (Cost $277,309,791)	100.8%	$280,542,467
Unaffiliated Securities (Cost $277,309,791)		280,542,467
Liabilities in Excess of Other Assets	(0.8)%	(2,271,482)
NET ASSETS	100.0%	$278,270,985

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of March 31, 2026.
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER AI ENABLERS & ADOPTERS ETF
Schedule of Investments March 31, 2026 (Unaudited) (Continued)

*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 3/31/2026
2026 VDC LP	3/2/26-3/31/26	$595,486	$587,661	0.2%
Anthropic, PBC	3/31/26	5,799,991	5,799,991	2.1%
Apptronik, Inc., Series A-X1	1/29/26	1,051,717	1,051,717	0.4%
Databricks, Inc., Series J	12/17/24	476,560	885,783	0.3%
Databricks, Inc., Series K	9/8/25	4,725,900	5,416,826	1.9%
Databricks, Inc., Series L	12/16/25	1,506,890	1,363,577	0.5%
Disruptive Technology Solutions LI, LLC	11/4/25	3,642,660	6,895,476	2.5%
Figure AI, Inc., Series C	11/18/25	1,357,114	1,360,375	0.5%
SB Technology, Inc., Series E	10/23/24	881,290	1,842,976	0.7%
Total		$20,037,608	$25,204,382	9.1%
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER RUSSELL INNOVATION ETF
Schedule of Investments March 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—100.2%
ADVERTISING—3.8%
DoubleVerify Holdings, Inc.*	21,566	$ 204,877
The Trade Desk, Inc., Cl. A*	8,862	201,079

		405,956
APPLICATION SOFTWARE—29.6%
Atlassian Corp., Cl. A*	2,903	198,130
BILL Holdings, Inc.*	5,110	195,713
CCC Intelligent Solutions Holdings, Inc.*	37,352	224,112
Docusign, Inc.*	4,825	228,753
Dropbox, Inc., Cl. A*	8,521	193,597
Dynatrace Inc*	5,984	221,288
Elastic NV*	4,300	214,957
HubSpot, Inc.*	800	195,280
Nutanix, Inc., Cl. A*	5,531	210,233
Pegasystems, Inc.	4,740	201,735
Procore Technologies, Inc.*	3,853	219,621
RingCentral, Inc., Cl. A	5,694	211,760
Unity Software, Inc.*	10,944	240,112
Workday, Inc., Cl. A*	1,559	202,545
Zoom Communications, Inc., Cl. A*	2,859	229,835

		3,187,671
BIOTECHNOLOGY—12.1%
Biogen, Inc.*	1,174	215,229
BioMarin Pharmaceutical, Inc.*	3,690	208,448
Exelixis, Inc.*	5,349	229,419
Incyte Corp.*	2,256	212,335
Neurocrine Biosciences, Inc.*	1,671	220,138
Regeneron Pharmaceuticals, Inc.	283	218,657

		1,304,226
BROADLINE RETAIL—1.9%
Etsy, Inc.*	4,008	200,320
EDUCATION SERVICES—2.1%
Duolingo, Inc.*	2,319	228,584
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.9%
Zebra Technologies Corp., Cl. A*	964	201,553
FOOD RETAIL—2.1%
Maplebear, Inc.*	6,094	228,281
HOTELS RESORTS & CRUISE LINES—2.2%
Expedia Group, Inc.	1,006	232,275
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.9%
Paycom Software, Inc.	1,663	202,121
INTERACTIVE MEDIA & SERVICES—3.9%
Pinterest, Inc., Cl. A*	11,508	211,057
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER RUSSELL INNOVATION ETF
Schedule of Investments March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—100.2% (CONT.)
INTERACTIVE MEDIA & SERVICES—3.9% (CONT.)
ZoomInfo Technologies, Inc.*	35,748	$ 213,773

		424,830
INTERNET SERVICES & INFRASTRUCTURE—6.3%
GoDaddy, Inc., Cl. A*	2,515	207,915
Okta, Inc., Cl. A*	3,109	244,709
Twilio, Inc., Cl. A*	1,814	228,238

		680,862
LIFE SCIENCES TOOLS & SERVICES—2.0%
Illumina, Inc.*	1,729	213,117
PASSENGER GROUND TRANSPORTATION—2.0%
Lyft, Inc., Cl. A*	16,115	214,329
PHARMACEUTICALS—8.6%
Bristol-Myers Squibb Co.	3,578	217,006
Corcept Therapeutics, Inc.*	6,248	251,857
Jazz Pharmaceuticals PLC*	1,182	223,457
Pfizer, Inc.	8,378	235,254

		927,574
SEMICONDUCTORS—6.1%
Cirrus Logic, Inc.*	1,618	233,995
QUALCOMM, Inc.	1,599	205,919
Skyworks Solutions, Inc.	3,963	212,219

		652,133
SYSTEMS SOFTWARE—7.6%
Dolby Laboratories, Inc., Cl. A	3,442	206,726
Gitlab, Inc., Cl. A*	8,902	192,639
Teradata Corp.*	7,766	199,043
UiPath, Inc., Cl. A*	20,150	223,665

		822,073
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.1%
Everpure, Inc., Cl. A*	3,634	214,551
NetApp, Inc.	2,241	229,456

		444,007
TRANSACTION & PAYMENT PROCESSING SERVICES—2.0%
PayPal Holdings, Inc.	4,770	215,747
TOTAL COMMON STOCKS (Cost $12,624,991)		10,785,659
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER RUSSELL INNOVATION ETF
Schedule of Investments March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—0.1%
MONEY MARKET FUNDS—0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(a)	8,275	$ 8,275
(Cost $8,275)		8,275

Total Investments (Cost $12,633,266)	100.3%	$10,793,934
Unaffiliated Securities (Cost $12,633,266)		10,793,934
Liabilities in Excess of Other Assets	(0.3)%	(34,343)
NET ASSETS	100.0%	$10,759,591

(a)	Rate shown reflects 7-day effective yield as of March 31, 2026.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a business trust under the laws of the Commonwealth of Massachusetts on March 24, 2020. The Alger Mid Cap 40 ETF and Alger Russell Innovation ETF are each separate diversified series of the Trust, and the Alger Concentrated Equity ETF, the Alger 35 ETF and the Alger AI Enablers & Adopters ETF are each separate non-diversified series of the Trust (each, a “Fund” and together, the “Funds”). The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 - Financial Services – Investment Companies. Alger Russell Innovation ETF seeks investment results that, before fees and expenses, closely correspond to the performance of the Alger Russell Innovation Index. Each other Fund’s investment objective is to seek long-term capital appreciation. Under normal circumstances, each Fund invests primarily in equity securities. Shares of each Fund are listed for trading on the NYSE Arca, Inc.
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the "Board"). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), Fred Alger Management, LLC, the Funds' investment adviser (“Alger Management” or the “Investment Manager”), as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.
FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Each Fund's quantitative summary by Level can be found in Note 3.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, bookings multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, transaction pricing, performance of comparable publicly traded securities, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.
NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of March 31, 2026 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger 35 ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$19,861,342	$19,861,342	$—	$—
Consumer Discretionary	10,078,307	10,078,307	—	—
Financials	4,367,808	4,367,808	—	—
Health Care	19,198,471	19,198,471	—	—
Industrials	7,891,797	7,891,797	—	—
Information Technology	48,883,434	47,004,436	—	1,878,998
Utilities	3,599,318	3,599,318	—	—
TOTAL COMMON STOCKS	$113,880,477	$112,001,479	$—	$1,878,998
PREFERRED STOCKS
Information Technology	579,032	—	—	579,032

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger 35 ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SPECIAL PURPOSE VEHICLES
Information Technology	$119,019	$—	$—	$119,019
TOTAL INVESTMENTS IN SECURITIES	$114,578,528	$112,001,479	$—	$2,577,049

Alger Mid Cap 40 ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$8,693,267	$8,693,267	$—	$—
Energy	6,882,131	6,882,131	—	—
Health Care	30,053,584	30,053,584	—	—
Industrials	34,617,661	34,617,661	—	—
Information Technology	21,830,651	21,830,651	—	—
Utilities	2,026,899	2,026,899	—	—
TOTAL COMMON STOCKS	$104,104,193	$104,104,193	$—	$—
SHORT-TERM INVESTMENTS
Money Market Funds	13,407,954	13,407,954	—	—
TOTAL INVESTMENTS IN SECURITIES	$117,512,147	$117,512,147	$—	$—

Alger Concentrated Equity ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$36,230,110	$36,230,110	$—	$—
Consumer Discretionary	50,691,234	50,691,234	—	—
Financials	6,202,193	6,202,193	—	—
Health Care	17,150,398	17,150,398	—	—
Industrials	45,597,209	45,597,209	—	—
Information Technology	217,890,209	200,884,901	—	17,005,308
Utilities	10,432,905	10,432,905	—	—
TOTAL COMMON STOCKS	$384,194,258	$367,188,950	$—	$17,005,308
SPECIAL PURPOSE VEHICLES
Information Technology	1,086,948	—	—	1,086,948
SHORT-TERM INVESTMENTS
Money Market Funds	19,763,318	19,763,318	—	—
TOTAL INVESTMENTS IN SECURITIES	$405,044,524	$386,952,268	$—	$18,092,256

Alger AI Enablers & Adopters ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$30,230,193	$30,230,193	$—	$—
Consumer Discretionary	35,094,582	35,094,582	—	—
Financials	6,396,207	6,396,207	—	—
Health Care	7,739,373	7,739,373	—	—
Industrials	7,424,561	7,424,561	—	—
Information Technology	161,060,797	155,260,806	—	5,799,991
Utilities	5,142,247	5,142,247	—	—
TOTAL COMMON STOCKS	$253,087,960	$247,287,969	$—	$5,799,991

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger AI Enablers & Adopters ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
PREFERRED STOCKS
Industrials	$2,412,092	$—	$—	$2,412,092
Information Technology	9,509,162	—	—	9,509,162
TOTAL PREFERRED STOCKS	$11,921,254	$—	$—	$11,921,254
SPECIAL PURPOSE VEHICLES
Information Technology	7,483,137	—	—	7,483,137
SHORT-TERM INVESTMENTS
Money Market Funds	8,050,116	8,050,116	—	—
TOTAL INVESTMENTS IN SECURITIES	$280,542,467	$255,338,085	$—	$25,204,382

Alger Russell Innovation ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$830,786	$830,786	$—	$—
Consumer Discretionary	661,179	661,179	—	—
Consumer Staples	228,281	228,281	—	—
Financials	215,747	215,747	—	—
Health Care	2,444,917	2,444,917	—	—
Industrials	416,450	416,450	—	—
Information Technology	5,988,299	5,988,299	—	—
TOTAL COMMON STOCKS	$10,785,659	$10,785,659	$—	$—
SHORT-TERM INVESTMENTS
Money Market Funds	8,275	8,275	—	—
TOTAL INVESTMENTS IN SECURITIES	$10,793,934	$10,793,934	$—	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger 35 ETF	Common Stocks
Opening balance at January 1, 2026	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	1,878,998
Sales/Distributions	—
Closing balance at March 31, 2026	1,878,998
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2026	$—

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger 35 ETF	Preferred Stocks
Opening balance at January 1, 2026	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	579,032
Sales/Distributions	—
Closing balance at March 31, 2026	579,032
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2026	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger 35 ETF	Special Purpose Vehicles
Opening balance at January 1, 2026	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(1,585)
Purchases and Sales/Distributions
Purchases	120,604
Sales/Distributions	—
Closing balance at March 31, 2026	119,019
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2026	$(1,585)

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Concentrated Equity ETF	Common Stocks
Opening balance at January 1, 2026	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	17,005,308
Sales/Distributions	—
Closing balance at March 31, 2026	17,005,308
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2026	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Concentrated Equity ETF	Special Purpose Vehicles
Opening balance at January 1, 2026	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(14,474)
Purchases and Sales/Distributions
Purchases	1,101,422
Sales/Distributions	—
Closing balance at March 31, 2026	1,086,948
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2026	$(14,474)

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger AI Enablers & Adopters ETF	Common Stocks
Opening balance at January 1, 2026	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	5,799,991
Sales/Distributions	—
Closing balance at March 31, 2026	5,799,991
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2026	—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger AI Enablers & Adopters ETF	Preferred Stocks
Opening balance at January 1, 2026	$10,710,314
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	159,223
Purchases and Sales/Distributions
Purchases	1,051,717
Sales/Distributions	—
Closing balance at March 31, 2026	11,921,254
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2026	$159,223

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger AI Enablers & Adopters ETF	Special Purpose Vehicles
Opening balance at January 1, 2026	$3,528,000
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	3,359,651
Purchases and Sales/Distributions
Purchases	595,486
Sales/Distributions	—
Closing balance at March 31, 2026	7,483,137
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2026	$3,359,651
The following table provides quantitative information about each Fund's Level 3 fair value measurements of its investments as of March 31, 2026. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund's fair value at March 31, 2026.

	Fair Value March 31, 2026	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger 35 ETF
Common Stocks	$1,878,998	Market Approach	Transaction Price (b)	0%	N/A (a)
Preferred Stocks	579,032	Market Approach	Transaction Price (b)	0%	N/A (a)
Special Purpose Vehicles	119,019	Market Approach	Transaction Price (c)	0%	N/A (a)
Alger Concentrated Equity ETF
Common Stocks	17,005,308	Market Approach	Transaction Price (b)	0%	N/A (a)
Special Purpose Vehicles	1,086,948	Market Approach	Transaction Price (c)	0%	N/A (a)
Alger AI Enablers & Adopters ETF
Common Stocks	5,799,991	Market Approach	Transaction Price (b)	0%	N/A (a)
Preferred Stocks	7,666,186	Market Approach	Revenue Multiple	23.0x	N/A (a)

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value March 31, 2026	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
	$4,255,068	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 80.00%-90.00% 3.92%	0% 5 years 84.33% 3.92%
Special Purpose Vehicles	587,661	Market Approach	Transaction Price (c)	0%	N/A (a)
	6,895,476	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 90.00% 4.08%	N/A (a) N/A (a) N/A (a) N/A (a)

(a)	Each security type listed and respective valuation methodology and unobservable input, represents only one investment.
(b)
Fair value was determined based on the recent acquisition price (transaction price) as  a best measure of fair value with no material changes in valuation assumptions since the acquisition date of March 31, 2026.

(c)
Fair value was determined based on the recent acquisition price (transaction price) as  a best measure of fair value with no material changes in valuation assumptions since the acquisition dates of March 2, 2026, and March 31, 2026.

The significant unobservable inputs used in the fair value measurement of each Fund's securities are revenue, bookings, EBITDA multiples, discount rates, and the probability of  success of  certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenues, bookings, and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues, bookings, and EBITDA multiples, increases in discount rates, and decreases in the probability of  success result in lower fair value measurements.  For the period ended March 31, 2026, there were no changes in valuation methodology on Level 3 investments.